Stock-Based Compensation - Summary of Fair Value of Black-Scholes Option Pricing Model (Detail) - Wilco Holdco Inc	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.10%	2.30%	2.40%
Term	1 year	2 years	3 years
Volatility	72.50%	30.00%	35.00%
Expected dividend	0.00%	0.00%	0.00%